Summary of Significant Accounting Policies - Major Customers (Details) - Sales Revenue, Net - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gateway Gathering and Marketing
Concentration Risk [Line Items]
Concentration risk (as a percent)	80.00%	70.00%	54.00%
ETC Field Services, LLC
Concentration Risk [Line Items]
Concentration risk (as a percent)	10.00%	17.00%	0.00%
Sunoco Inc.
Concentration Risk [Line Items]
Concentration risk (as a percent)	0.00%	0.00%	13.00%
Enlink Midstream Services, LLC
Concentration Risk [Line Items]
Concentration risk (as a percent)	0.00%	10.00%	11.00%
Regency Energy Partners, LP
Concentration Risk [Line Items]
Concentration risk (as a percent)	0.00%	0.00%	11.00%